COMMITMENTS AND CONTINGENCIES (Details 3)	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Weighted average emaining ease term (years), Operating leases	2 years 2 months 12 days
Weighted average discount rate at operating leases	6.95%